Derivatives and Foreign Exchange Risk Management , Balance Sheet Presentation (Detail) (USD $) In Millions, unless otherwise specified	Apr. 25, 2014	Apr. 26, 2013
Derivatives, Fair Value [Line Items]
Asset derivatives	$ 175	$ 394
Liability derivatives	127	58
Foreign Currency Exchange Rate Contracts
Derivatives, Fair Value [Line Items]
Asset derivatives	89	213
Liability derivatives	116	40
Interest Rate Contracts
Derivatives, Fair Value [Line Items]
Asset derivatives	86	181
Liability derivatives	11	18
Designated as Hedging Instrument [Member]
Derivatives, Fair Value [Line Items]
Asset derivatives	175	394
Liability derivatives	125	57
Designated as Hedging Instrument [Member] | Foreign Currency Exchange Rate Contracts | Prepaid Expenses and Other Current Assets
Derivatives, Fair Value [Line Items]
Asset derivatives	81	150
Designated as Hedging Instrument [Member] | Foreign Currency Exchange Rate Contracts | Other Assets
Derivatives, Fair Value [Line Items]
Asset derivatives	8	63
Designated as Hedging Instrument [Member] | Foreign Currency Exchange Rate Contracts | Other Accrued Expenses
Derivatives, Fair Value [Line Items]
Liability derivatives	84	34
Designated as Hedging Instrument [Member] | Foreign Currency Exchange Rate Contracts | Other Long-term Liabilities
Derivatives, Fair Value [Line Items]
Liability derivatives	30	5
Designated as Hedging Instrument [Member] | Interest Rate Contracts | Prepaid Expenses and Other Current Assets
Derivatives, Fair Value [Line Items]
Asset derivatives	13
Designated as Hedging Instrument [Member] | Interest Rate Contracts | Other Assets
Derivatives, Fair Value [Line Items]
Asset derivatives	73	181
Designated as Hedging Instrument [Member] | Interest Rate Contracts | Other Accrued Expenses
Derivatives, Fair Value [Line Items]
Liability derivatives	0
Designated as Hedging Instrument [Member] | Interest Rate Contracts | Other Long-term Liabilities
Derivatives, Fair Value [Line Items]
Liability derivatives	11	18
Not Designated as Hedging Instrument
Derivatives, Fair Value [Line Items]
Asset derivatives	0	0
Liability derivatives	2	1
Not Designated as Hedging Instrument | Foreign Currency Exchange Rate Contracts | Prepaid Expenses and Other Current Assets
Derivatives, Fair Value [Line Items]
Asset derivatives	0	0
Not Designated as Hedging Instrument | Foreign Currency Exchange Rate Contracts | Other Accrued Expenses
Derivatives, Fair Value [Line Items]
Liability derivatives	$ 2	$ 1